Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0000891478
Registrant Name	Banco Santander, S.A.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A